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April 11, 2008

Ms. Sally Samuel, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, D. C. 20549

Re: Prudential Annuities Life Assurance Corporation ("PALAC")
    Initial Registration Statement on Form N-4

Dear Ms. Samuel:

Along with this letter, we are filing an initial registration statement on Form N-4 to register a new variable annuity, to be called Advanced Series XTra Credit EIGHT ("XT8"). In light of XT8's similarity to PALAC's existing XTra Credit SIX annuity ("XT6")(333-71834), we are requesting selective review of the instant filing.

XT8 differs from XT6 in the following key ways:

    1. The maximum credit under XT8 is 8%, whereas the maximum credit under XTra Credit SIX is 6.5%. (Please note that shortly, we will be filing an application that, if granted, would allow us to recapture the full 8% credit under certain circumstances).

    2. The credit applies differently depending on whether cumulative Purchase Payments are above or below $100,000. If cumulative Purchase Payments are below $100,000, the maximum credit is 6% in the first annuity year reducing to 1% through annuity year six. If the cumulative Purchase Payments are over $100,000, the maximum credit is 8% in the first annuity year reducing to 1% through annuity year six.

    3. The Insurance charge is a total of 1.75% versus XT6, which is 0.65%.

    4. There is no distribution charge in XT8.

    5. XT8 does not have the Guaranteed Return Option (GRO) or the Guaranteed Return Option Plus (GRO Plus), but does have Guaranteed Return Option Plus 2008 (GRO Plus 2008) and Highest Daily GRO (each of which is a guaranteed minimum accumulation benefit that has been reviewed previously by the Staff).

    6. The funds differ in that the XT8 product does not offer any of the ProFunds, nor any fund that has been closed to new investments.

    7. New benefits. We have included in this filing new optional living and death benefits that will be added to other products, through separate Rule 485(a) filings, effective on or about July 21, 2008. In brief, these new benefits are as follows:

       a. Highest Daily Lifetime Seven with a "Beneficiary Income Option" that allows a beneficiary to withdraw the Protected Withdrawal Value over time as the death benefit; and

       b. Spousal Highest Daily Lifetime Seven with the "Beneficiary Income Option"; and

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       c. Highest Daily Lifetime Seven with a "Lifetime Income Accelerator"
          benefit, offering an increased Annual Income Amount if the designated life cannot perform two or more "activities of daily living" and meets certain other conditions; and

       d. Changes to the permitted investment options for certain optional benefits, and certain other changes.

By hard copy sent to your attention, we are including a marked copy of this filing, which has been blacklined to show how this filing differs from the prospectus in which XT6 is disclosed.

XT8 comes with a companion market-value adjustment option that is currently registered on Form S-3 and that also serves as the companion MVA option to certain other PALAC variable annuities. To the prospectuses that already are included in that Form S-3 registration statement, we will add the prospectus for XT8. We intend to add the XT8 prospectus to that Form S-3 when the instant Form N-4 is declared effective, and will make that amendment to the Form S-3 through a filing under Rule 424.

We represent and acknowledge that:

    1. The depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filing; and

    2. Staff comments, or changes to disclosure in response to staff comments in the filing reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filing; and

    3. The depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Maria McKeon at 860-716-8888 or me for any questions you may have on this filing. We appreciate your attention to this filing.

Sincerely,

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C. Christopher Sprague